Schedule of discontinued hedge accounting (Details) - Braskem Idesa R$ in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($) Number	Sep. 30, 2021 BRL (R$) Number	Sep. 30, 2021 MXN ($) Number
IfrsStatementLineItems [Line Items]
Gross nominal value | R$		R$ 1,069,378
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 682,637
Hedge Discontinued One [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	17.9915	17.9915	17.9915
Gross nominal value | R$		R$ 12,090
Hedge Discontinued One [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 10,070
Hedge Discontinued One [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 45,692
Hedge Discontinued Two [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.6664	13.6664	13.6664
Closing rate | Number	19.6113	19.6113	19.6113
Gross nominal value | R$		R$ 1,016,072
Hedge Discontinued Two [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 645,940
Hedge Discontinued Two [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 3,840,030
Hedge Discontinued Three [Member]
IfrsStatementLineItems [Line Items]
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	19.3247	19.3247	19.3247
Gross nominal value | R$		R$ 40,223
Hedge Discontinued Three [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 25,894
Hedge Discontinued Three [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 152,013
Hedge Discontinued Four [Member]
IfrsStatementLineItems [Line Items]
Total nominal value			$ 4,041,486
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	18.5712	18.5712	18.5712
Gross nominal value | R$		R$ 993
Hedge Discontinued Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total nominal value	$ 733
Hedge Discontinued Four [Member] | Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total nominal value			$ 3,751